Expense Example, No Redemption - GABELLI GOLD FUND INC	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 717
Expense Example, No Redemption, 3 Years	1,016
Expense Example, No Redemption, 5 Years	1,336
Expense Example, No Redemption, 10 Years	2,242
Class AAA Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,768
Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	226
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,195
Expense Example, No Redemption, 10 Years	2,565
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	$ 1,489